Fair values of financial instruments carried at fair value - Transfers between Level 1 and Level 2 fair values (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trading liabilities
Liabilities
Transfers from Level 1 to Level 2	£ 84	£ 4
Transfers from Level 2 to Level 1	54	41
Designated at fair value
Liabilities
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	0	0
Derivatives
Liabilities
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	0	0
Financial Investments
Assets
Transfers from Level 1 to Level 2	10	26
Transfers from Level 2 to Level 1	30	121
Held for trading
Assets
Transfers from Level 1 to Level 2	320	252
Transfers from Level 2 to Level 1	577	408
Designated and otherwise mandatorily measured at fair value
Assets
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	0	0
Derivatives
Assets
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	£ 0	£ 0